Non-Competition Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 - Non-Competition Agreements

Non-competition agreements consist of the following as of March 31, 2013:

Non-competition agreements - net, at January 1, 2012	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	30,000
Amortization for the three months ended March 31, 2013	(15,000)
Non-competition agreements - net, at March 31, 2013	$15,000

Amortization expense for the three months ended March 31, 2013 and 2012 totaled $15,000 and $60,000, respectively.

Future amortization expense on these non-competition agreements will be $15,000 for the three months ending June 30, 2013.

Note 4 - Non-Competition Agreements

Non-competition agreements consist of the following as of December 31, 2012 and 2011:

Non-competition agreements - net, at January 1, 2011	$420,000
Amortization for the year ended December 31, 2011	(240,000)
Non-competition agreements - net, at December 31, 2011	$180,000
Amortization for the year ended December 31, 2012	(150,000)
Non-competition agreements - net, at December 31, 2012	$30,000

Amortization expense for the years ended December 31, 2012 and 2011 totaled $150,000 and $240,000, respectively.

Future amortization expense on these non-competition agreements will be $30,000 for the year ending December 31, 2013.